SUPPLEMENT DATED APRIL 28, 2016 TO

THE FOLLOWING PROSPECTUS

INCAPITAL UNIT TRUST, SERIES 119

DATED FEBRUARY 19, 2016

International Dividend Seeker Portfolio, 1Q 2016

File No. 333-208779

Notwithstanding anything to the contrary in the Prospectus, the name of the portfolio consultant of the above trust has been changed to Argus Investors’ Counsel, Inc.

Please keep for future reference.